Unissued Capital (Details) - Schedule of Unissued Capital - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unissued Capital [Abstract]
Unissued capital reserve	$ 45,734,183	$ 44,470,123
Total	$ 45,734,183	$ 44,470,123